Stockholder's Equity	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Shareholders' Deficit

6.  Shareholders’ Deficit

Ordinary Shares

As of September 30, 2021, the Company was prevented from adopting or entering into a plan of complete or partial liquidation, dissolution, merger, consolidation, restructuring, recapitalization or other reorganization of the Company or any of its subsidiaries until the closing of the business combination (see Note 15).

The Ordinary, A Ordinary, and B Ordinary shares are separate classes of shares but rank pari passu in all respects. No A Ordinary shares are outstanding from an accounting perspective as of September 30, 2021 or December 31, 2020. See Note 7 for outstanding options to purchase A Ordinary shares.

The Company has the following number of shares issued and outstanding by class as of:

	September 30,	December 31,
	2021	2020
Ordinary shares	6,232,305	6,083,872
Ordinary A shares	—	—
Ordinary B shares	5,476,837	5,296,549
	11,709,142	11,380,421

Warrants

The Company has issued equity instruments in the form of warrants issued in connection with the allotment of ordinary shares to investors since 2015. There were no issuances of warrants for the nine months ended September 30, 2021 and 2020. As of September 30, 2021 and December 31, 2020 there were 841,511 outstanding warrants to purchase the Company’s ordinary shares, of which 726,678 were exercisable as of each year end and 114,833 are only exercisable upon an Exercisable Event (see Note 7). The 726,678 warrants exercisable at each period end and the 114,833 warrants exercisable upon an Exercisable Event have a weighted-average exercise price of $9.82 and $9.66 per warrant, respectively. All outstanding warrants were exercised and exchanged for 613,965 shares of the Company and were ultimately exchanged for 1,967,193 shares of Wejo Group as part of the business combination (see Note 15).

9.  Shareholders’ Deficit

Ordinary Shares

As of December 31, 2020, pursuant to the Articles of Association, the directors of the Company were generally and unconditionally authorized to allot Ordinary, A Ordinary, and B Ordinary shares with a nominal value of £0.01 per share. The Ordinary, A Ordinary, and B Ordinary shares are separate classes of shares but rank pari passu in all respects. No A Ordinary shares are outstanding from an accounting perspective as of December 31, 2020 or 2019. See Note 10 for outstanding options to purchase A Ordinary shares.

Consideration for the B Ordinary shares includes $1.0 million, which was unpaid as of December 31, 2019 and is included in Subscription receivable and was paid in June 2020.

The Company has the following number of shares issued and outstanding by class as of:

	December 31,
	2020	2019
Ordinary shares	6,083,872	6,028,128
Ordinary A shares	—	—
Ordinary B shares	5,296,549	5,296,549
	11,380,421	11,324,677

Warrants

The Company has issued equity instruments in the form of warrants issued in connection with the allotment of ordinary shares to investors since 2015. During the year ended December 31, 2019, 12,890 of warrants were exercised for less than $0.1 million. There were no issuances of warrants during the years ended December 31, 2020 and 2019. As of December 31, 2020 and 2019 there were 841,511 outstanding warrants to purchase the Company’s Ordinary shares, of which 726,678 were exercisable as of each year end and 114,833 are only exercisable upon an Exercisable Event (see Note 10). The 726,678 warrants exercisable at each year end and the 114,833 warrants exercisable upon an Exercisable Event have a weighted-average exercise price of $9.71 and $9.56 per warrant, respectively.

CIK 0001822888 Virtuoso Acquisition Corp [Member]
Shareholders' Deficit

Note 7 — Stockholder’s Equity

Preferred Stock — The Company is authorized to issue a total of 1,000,000 preferred shares at par value of $0.0001 each. At December 31, 2020, there were no shares of preferred shares issued or outstanding.

Class A Common Stock — The Company is authorized to issue a total of 100,000,000 Class A common shares at par value of $0.0001 each. At December 31, 2020, there were no shares of Class A Common Stock issued or outstanding.

Class B Common Stock — The Company is authorized to issue a total of 10,000,000 Class B common shares at par value of $0.0001 each. On August 28, 2020, the Company issued 3,450,000 Class B common shares to the Sponsor valued at $25,000, or approximately $0.007 per share. On December 28, 2020, the Company effected a dividend of 0.5 of a share of Class B common stock for each share of Class B common stock, resulting in 5,175,000 shares outstanding (See Note 5). On January 21, 2021, the Company effected a 1.1111 for 1 stock dividend for each share of Class B common stock outstanding, resulting in our Sponsor holding an aggregate of 5,750,000 founder shares (See Note 5 and 8). All shares and per share amounts have been restated. The Founder Shares include an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full.

The Company’s initial stockholders have agreed not to transfer, assign or sell their founder shares until the earlier to occur of (A) one year after the completion of the Company’s initial business combination or (B) subsequent to the Company’s initial business combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The shares of Class B common stock will automatically convert into shares of the Company’s Class A common stock at the time of its initial business combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of the initial business combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of this offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, with each share of common stock entitling the holder to one vote.

Note 7 - Stockholder’s Equity (continued)

Warrants — No warrants are currently outstanding. Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustment as discussed herein. In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s sponsor or its affiliates, without taking into account any founder shares held by the Company’s sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

The warrants will become exercisable on the later of 12 months from the closing of this offering or 30 days after the completion of its initial business combination, and will expire five years after the completion of the Company’s initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A common stock underlying the warrants is then effective and a prospectus relating thereto is current. No warrant will be exercisable and the Company will not be obligated to issue shares of Class A common stock upon exercise of a warrant unless Class A common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants. In no event will the Company be required to net cash settle any warrant. In the event that a registration statement is not effective for the exercised warrants, the purchaser of a unit containing such warrant will have paid the full purchase price for the unit solely for the share of Class A common stock underlying such unit.

Once the warrants become exercisable, the Company may call the warrants for redemption:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and
●	if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.

Note 7 - Stockholder’s Equity (continued)

If the Company calls the warrants for redemption as described above, the management will have the option to require any holder that wishes to exercise its warrant to do so on a “cashless basis.” If the management takes advantage of this option, all holders of warrants would pay the exercise price by surrendering their warrants for that number of shares of Class A common stock equal to the quotient obtained by dividing (x) the product of the number of shares of Class A common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

Note 8 — Stockholder’s Equity

Preferred Stock — The Company is authorized to issue a total of 1,000,000 shares of preferred stock at par value of $0.0001 each. At September 30, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue a total of 100,000,000 shares of Class A common stock at par value of $0.0001 each. At September 30, 2021 and December 31, 2020, there were no shares issued and outstanding (excluding 23,000,000 and 0 shares subject to possible redemption), respectively.

Class B Common Stock — The Company is authorized to issue a total of 10,000,000 shares of Class B common stock at par value of $0.0001 each. At September 30, 2021 and December 31, 2020, there were 5,750,000 shares of Class B common stock issued or outstanding.

The Company’s initial stockholders have agreed not to transfer, assign or sell their founder shares until the earlier to occur of (A) one year after the completion of the Company’s initial business combination or (B) subsequent to the Company’s initial business combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The shares of Class B common stock will automatically convert into shares of the Company’s Class A common stock at the time of its initial business combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of the initial business combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of this offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, with each share of common stock entitling the holder to one vote.